Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 898,274	₩ 916,790	₩ 1,094,464	₩ 977,771
Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	465,524	588,733
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	210,313	160,729
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	195,339	147,980
Other assets [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 27,098	₩ 19,348